Pension and Other Employee Benefits - Summary of Allocation of Fair Value of Plan Assets of Defined Benefit Pension Plans (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of plan assets [abstract]
Investments in listed and unlisted equity securities	79.00%	95.00%
Temporary cash investments	3.00%	2.00%
Debt and fixed income securities	16.00%	2.00%
Mutual funds	2.00%	1.00%
Net investments	100.00%	100.00%